CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 5,964	$ 6,946
Accounts receivable	5,188	5,350
Inventories	3,963	3,966
Deferred income taxes.	805	735
Other Current Assets	1,074	1,401
Total current assets	16,994	18,398
Other non-current assets	2,661	2,591
Property, plant and equipment, net	6,632	6,544
Identifiable intangible assets, net	8,566	7,675
Goodwill	20,273	19,025
Total assets	55,126	54,233
Current liabilities:
Short-term debt	1,581	1,585
Sales Reserves And Allowances	6,443	6,601
Accounts payable and accruals	3,528	3,594
Other current liabilities	1,353	1,225
Total current liabilities	12,905	13,005
Long-term liabilities:
Deferred income taxes	1,698	1,748
Other taxes and long term liabilities	1,313	1,195
Senior notes and loans	8,619	8,358
Total long term liabilities	11,630	11,301
Total liabilities	24,535	24,306
Teva shareholders' equity:
Preferred Shares	3,620	3,291
Ordinary shares	52	52
Additional paid-in capital	18,096	17,757
Retained earnings	15,110	14,851
Accumulated other comprehensive loss	(2,236)	(1,955)
Treasury shares	(4,207)	(4,227)
Stockholders' equity attributable to Teva shareholders	30,435	29,769
Non-controlling interests	156	158
Total equity	30,591	29,927
Total liabilities and equity	$ 55,126	$ 54,233